UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07692

Name of Fund:	Legg Mason Investors Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2004

Item 1 — Schedule of Investments
Portfolio of Investments

American Leading Companies Trust

December 31, 2004 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 99.4%
Consumer Discretionary — 13.1%
Household Durables — 0.3%
Koninklijke (Royal) Philips Electronics N.V. – ADR	63	$1,670

Internet and Catalog Retail — 3.5%
InterActiveCorp	850	23,477	A

Media — 6.0%
Liberty Media Corporation	1,500	16,470	A
The DIRECTV Group, Inc.	800	13,392	A
Time Warner Inc.	530	10,303	A

		40,165

Specialty Retail — 3.3%
The Home Depot, Inc.	150	6,411
The TJX Companies, Inc.	630	15,832

		22,243

Consumer Staples — 7.8%
Food, Beverage and Tobacco — 0.9%
The Pepsi Bottling Group, Inc.	225	6,084

Food and Staples Retailing — 3.0%
Albertson’s, Inc.	465	11,104
The Kroger Co.	400	7,016	A
Wal-Mart Stores, Inc.	35	1,849

		19,969

Household Products — 0.2%
Kimberly-Clark Corporation	25	1,645

Tobacco — 3.7%
Altria Group, Inc.	400	24,440

	Shares/Par	Value

Energy — 7.2%
Energy Equipment and Services — 2.3%
Baker Hughes Incorporated	60	$2,560
Transocean Inc.	300	12,717	A

		15,277

Oil and Gas — 4.9%
Anadarko Petroleum Corporation	106	6,870
Apache Corporation	166	8,395
Devon Energy Corporation	400	15,568
Royal Dutch Petroleum Company – ADR	40	2,295

		33,128

Financials — 23.2%
Capital Markets — 5.6%
J.P. Morgan Chase & Co.	752	29,336
Merrill Lynch & Co., Inc.	70	4,184
Morgan Stanley	70	3,886

		37,406

Commercial Banks — 6.3%
Bank of America Corporation	343	16,136
Lloyds TSB Group plc	2,900	26,290

		42,426

Diversified Financial Services — 3.3%
Citigroup Inc.	465	22,404

Insurance — 1.8%
The St. Paul Travelers Companies, Inc.	318	11,788

Thrifts and Mortgage Finance — 6.2%
Countrywide Financial Corporation	150	5,552
Fannie Mae	75	5,341
MGIC Investment Corporation	202	13,947
Washington Mutual, Inc.	390	16,489

		41,329

	Shares/Par	Value

Health Care — 16.5%
Health Care Providers and Services — 12.3%
Health Net Inc.	650	$18,766	A
UnitedHealth Group Incorporated	422	37,131
WellPoint Inc.	231	26,553	A

		82,450

Pharmaceuticals — 4.2%
Bristol-Myers Squibb Company	425	10,888
Johnson & Johnson	118	7,484
Merck & Co., Inc.	123	3,953
Pfizer Inc.	218	5,862

		28,187

Industrials — 10.8%
Aerospace/ Defense — 3.3%
General Dynamics Corporation	108	11,297
Lockheed Martin Corporation	189	10,499

		21,796

Industrial Conglomerates — 7.2%
General Electric Company	340	12,410
Tyco International Ltd.	1,000	35,740

		48,150

Machinery — 0.3%
Deere & Company	30	2,232

Information Technology — 7.0%
Communications Equipment — 2.1%
Nokia Oyj – ADR	875	13,711

Computers and Peripherals — 2.2%
International Business Machines Corporation	152	14,984

	Shares/Par	Value

Information Technology — Continued
Semiconductor Equipment and Production — 1.1%
Intel Corporation	300	$7,017

Software — 1.6%
Microsoft Corporation	405	10,818

Materials — 6.1%
Metals and Mining — 6.1%
Alcoa Inc.	275	8,640
Newmont Mining Corporation	370	16,432
Phelps Dodge Corporation	158	15,629

		40,701

Telecommunication Services — 7.2%
Diversified Telecommunication Services — 1.6%
ALLTEL Corporation	180	10,577

Wireless Telecommunication Services — 5.6%
Nextel Communications, Inc.	1,250	37,500	A

Utilities — 0.5%
Multi-Utilities and Unregulated Power — 0.5%
Duke Energy Corporation	140	3,546

Total Common Stock and Equity Interests (Identified Cost — $418,009)		665,120

	Shares/Par	Value

Repurchase Agreements — 0.6%
Bank of America 2%, dated 12/31/04, to be repurchased at $2,052 on 1/3/05 (Collateral: $1,895 Fannie Mae notes, 6%, due 5/15/11, value $2,103)	$2,052	$2,052
Goldman, Sachs & Company 2.18%, dated 12/31/04, to be repurchased at $2,052 on 1/3/05 (Collateral: $2,009 Fannie Mae mortgage-backed securities, 6%, due 11/1/34, value $2,103)	2,052	2,052

Total Repurchase Agreements (Identified Cost — $4,104)		4,104

Total Investments — 100.0% (Identified Cost — $422,113)		669,224
Other Assets Less Liabilities — N.M.		67

Net Assets — 100.0%		$669,291

Net Asset Value Per Share:
Primary Class		$22.11

Institutional Class		$22.55

A	Non-income producing.
N.M.— Not meaningful

Portfolio of Investments

Balanced Trust

December 31, 2004 (Unaudited)
(Amounts in Thousands)

	Par/Shares	Value

Common Stocks and Equity Interests — 64.9%
Consumer Discretionary — 7.4%
Hotels, Restaurants and Leisure — 1.5%
McDonald’s Corporation	29	$930

Multi-Line Retail — 4.1%
Target Corporation	34	1,765
Wal-Mart Stores, Inc.	13	687

		2,452

Specialty Retail — 1.8%
The Home Depot, Inc.	25	1,086

Consumer Staples — 5.3%
Beverages — 3.3%
Anheuser-Busch Companies, Inc.	16	786
PepsiCo, Inc.	23	1,201

		1,987

Food and Drug Retailing — 0.7%
SYSCO Corporation	10	381

Household Products — 1.3%
Kimberly-Clark Corporation	12	790

Energy — 9.5%
Oil and Gas — 9.5%
BP plc – ADR	15	888
ChevronTexaco Corporation	18	956
EnCana Corp.	21	1,198
Nabors Industries, Ltd.	10	513	A
Praxair, Inc.	25	1,104
Questar Corporation	21	1,044

		5,703

	Par/Shares	Value

Financials — 11.7%
Diversified Financial Services — 2.8%
Citigroup Inc.	35	$1,667

Financial (Diversified) — 1.7%
Equity Office Properties Trust	35	1,019

Insurance — 4.7%
Lincoln National Corporation	16	747
Principal Financial Group, Inc.	21	860
The PMI Group, Inc.	29	1,190

		2,797

Thrifts and Mortgage Finance — 2.5%
Fannie Mae	21	1,524

Health Care — 11.7%
Health Care (Medical Products and Supplies) — 6.6%
Biomet, Inc.	22	954
MedImmune, Inc.	40	1,084	A
Medtronic, Inc.	28	1,401
STERIS Corporation	22	522	A

		3,961

Pharmaceuticals — 5.1%
Abbott Laboratories	20	933
IVAX Corporation	46	732	A
Johnson & Johnson	13	824
Pfizer Inc.	22	592

		3,081

Industrials — 6.4%
Industrial Conglomerates — 1.9%
General Electric Company	32	1,168

	Par/Shares	Value

Industrials — Continued
Machinery — 1.1%
Illinois Tool Works Inc.	7	$649

Road and Rail — 3.4%
Kansas City Southern	62	1,099	A
Union Pacific Corporation	14	942

		2,041

Information Technology — 11.0%
Communications Equipment — 0.9%
Nokia Oyj – ADR	34	533

Computers and Peripherals — 2.8%
Dell Inc.	23	970	A
International Business Machines Corporation	8	749

		1,719

Semiconductor Equipment and Production — 2.7%
Applied Materials, Inc.	36	612	A
Intel Corporation	27	632
Texas Instruments Incorporated	15	369

		1,613

Software — 2.9%
Microsoft Corporation	29	780
Oracle Corporation	70	960	A

		1,740

Telecommunications — 1.7%
L-3 Communications Holdings, Inc.	14	1,025

Materials — 1.9%
Metals and Mining — 1.9%
Rio Tinto plc – ADR	9	1,108

		Maturity
	Rate	Date	Par/Shares	Value

Paper and Forest Products — N.M
Neenah Paper, Inc.			0.4	12	A

Total Common Stocks and Equity Interests (Identified Cost — $31,169)				38,986

Preferred Stocks — 1.8%
International Paper Capital Trust, Cv., 5.25%		17	846
Newell Financial Trust I, Cv., 5.25%		5	216

Total Preferred Stocks (Identified Cost — $989)				1,062

Corporate Bonds and Notes — 11.8%
Aerospace/ Defense — 0.9%
General Dynamics Corporation	4.500%	8/15/10	$500	$511

Banking and Finance — 0.9%
Bank of America Corporation	5.125%	11/15/14	330	338
Caterpillar Financial Services Corporation	4.875%	6/15/07	200	206

				544

Diversified Financials — 0.8%
SLM Corporation	4.660%	1/31/14	500	505	B

Energy — 0.5%
Devon Energy Corporation	2.750%	8/1/06	325	321

Finance — 1.8%
General Motors Acceptance Corporation	4.230%	5/19/05	525	527	B
Ford Motor Credit Company	6.875%	2/1/06	550	567

				1,094

Food — 2.2%
Kroger Company	6.750%	4/15/12	700	790
Safeway Inc.	4.800%	7/16/07	525	538

				1,328

		Maturity
	Rate	Date	Par/Shares	Value

Investment Banking/ Brokerage — 1.7%
J.P. Morgan Chase & Co.	3.125%	12/11/06	$500	$497
Merrill Lynch & Co., Inc.	3.700%	4/21/08	500	499

				996

Multi-Line Retail — 0.8%
Wal-Mart Stores, Inc.	4.550%	5/1/13	475	480

Pharmaceuticals — 0.8%
Abbott Laboratories	3.750%	3/15/11	500	490

Railroads — 1.4%
Union Pacific Corporation	6.625%	2/1/08	750	815

Total Corporate Bonds and Notes (Identified Cost — $6,950)				7,084

U.S. Government and Agency Obligations — 18.2%
Fixed Rate Securities — 14.0%
Fannie Mae	5.000%	7/1/18	750	762
Federal Farm Credit Bank	3.750%	4/9/10	475	470
Freddie Mac	2.750%	8/15/06	850	844
Freddie Mac	3.160%	5/7/07	675	673
Freddie Mac	4.500%	11/15/12	650	657
United States Treasury Notes	2.375%	8/15/06	1,200	1,189
United States Treasury Notes	2.625%	11/15/06	100	99
United States Treasury Notes	3.250%	8/15/07	950	951
United States Treasury Notes	3.375%	11/15/08	1,000	997
United States Treasury Notes	3.500%	11/15/09	550	547
United States Treasury Notes	3.625%	7/15/09	550	552
United States Treasury Notes	4.000%	2/15/14	450	444
United States Treasury Notes	6.500%	10/15/06	250	265

				8,450

		Maturity
	Rate	Date	Par/Shares	Value

Inflation-Indexed Securities — 1.0%
United States Treasury Inflation-Protected Security	2.000%	1/15/14	$568	$588	C

Stripped Securities — 3.2%
United States Treasury STRIPS	0.000%	5/15/07	1,400	1,301	D
United States Treasury STRIPS	0.000%	5/15/13	875	614	D

				1,915

Total U.S. Government and Agency Obligations (Identified Cost — $11,022)				10,953

U.S. Government Agency Mortgage-Backed Securities — 2.8%
Fixed Rate Securities — 2.8%
Government National Mortgage Association	5.500%	6/15/34	445	454
Government National Mortgage Association	6.000%	1/15/29 to
		1/15/34	870	903
Government National Mortgage Association	7.000%	2/15/28 to
		12/15/31	300	319

				1,676

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $1,625)				1,676

Total Investments — 99.5% (Identified Cost — $51,755)				59,761
Other Assets Less Liabilities — 0.5%				306

Net Assets — 100.0%				$60,067

Net Asset Value Per Share:
Primary Class				$11.26

Financial Intermediary Class				$11.23

Institutional Class				$11.22

A	Non-income producing.

B	Indexed Security — The rates of interest earned on these securities are tied to the Consumer Price Index or to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of December 31, 2004.

C	U.S. Treasury Inflation-Indexed Security — U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

D	STRIPS — Separate Trading of Registered Interest and Principal of Securities. This is a pre-stripped zero coupon bond that is a direct obligation of the U.S. Treasury.

 N.M. — Not meaningful.

Portfolio of Investments

Financial Services Fund

December 31, 2004 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 97.9%
Consumer Staples — 1.4%
Food Products — 1.4%
Hershey Foods Corporation	18	$1,000

Energy — 1.3%
Oil and Gas (Exploration and Production) — 1.3%
EnCana Corp.	16	913

Financials — 91.0%
Banks — 45.9%
Bancorp Rhode Island, Inc.	20	790
BB&T Corporation	25	1,051
Cascade Bancorp	100	2,022
Cascade Financial Corporation	50	940
Columbia Bancorp	40	1,368
Commerce Bancshares, Inc.	41	2,056
Cullen/Frost Bankers, Inc.	35	1,701
First Community Bancorp	25	1,067
First Financial Bankshares, Inc.	19	840
First State Bancorporation	35	1,287
Glacier Bancorp, Inc.	50	1,702
Greater Bay Bancorp	40	1,115
M&T Bank Corporation	15	1,618
Mercantile Bankshares Corporation	25	1,305
Mid-State Bancshares	35	1,003
North Fork Bancorporation, Inc.	75	2,164
Northrim BanCorp Inc.	40	940
Sound Federal Bancorp, Inc.	40	650
Summit Bank Corporation	9	149
SunTrust Banks, Inc.	21	1,573
Synovus Financial Corp.	45	1,286
TCF Financial Corporation	50	1,607
Texas Regional Bancshares, Inc.	53	1,716
The Bank Holdings	5	103	A
The Bank Holdings – warrants	1	11	A

	Shares/Par	Value

Financials — Continued
Banks — Continued
Wainwright Bank & Trust Company	88	$1,083
Western Sierra Bancorp	45	1,726	A

		32,873

Commercial Banks — 10.3%
American Pacific Bank	90	1,017	A
AmericanWest Bancorporation	50	1,013	A
Banknorth Group, Inc.	50	1,830
CNB Holdings, Inc.	50	1,028	A
Community Capital Bancshares, Inc.	40	465
First Keystone Corporation	13	294
First State Financial Corporation	15	195	A
Gateway Financial Holdings Inc.	10	161
GB&T Bancshares, Inc.	4	96
Gold Banc Corporation, Inc.	50	731
Southern Community Financial Corporation	33	342
Sussex Bancorp	15	235

		7,407

Diversified Financials — 6.0%
Financial Federal Corporation	15	588	A
MBNA Corporation	50	1,410
SLM Corporation	44	2,338

		4,336

Insurance — 14.3%
American Equity Investment Life Holding Company	100	1,077
AmerUs Group Co.	25	1,133
Brown & Brown, Inc.	31	1,350
Hilb, Rogal and Hamilton Company	30	1,087
Old Republic International Corporation	55	1,391
Philadelphia Consolidated Holding Corp.	15	992	A
RLI Corp.	37	1,538
StanCorp Financial Group, Inc.	20	1,650

		10,218

Investment Banking/Brokerage — 1.5%
J.P. Morgan Chase & Co.	28	1,092

	Shares/Par	Value

Financials — Continued
Real Estate — 1.6%
Friedman, Billings, Ramsey Group, Inc.	60	$1,163

Savings and Loan Companies — 11.4%
Fidelity Bankshares, Inc.	30	1,283
FirstFed Financial Corp.	25	1,297	A
Harbor Florida Bancshares, Inc.	48	1,661
MAF Bancorp, Inc.	25	1,120
Partners Trust Financial Group, Inc.	50	583
Provident Bancorp, Inc.	75	989
Sovereign Bancorp, Inc.	55	1,240

		8,173

Information Technology — 4.2%
Commercial Services and Supplies — 2.1%
Fiserv, Inc.	37	1,487	A

Computer Services and Systems — 2.1%
First Data Corporation	20	850
Online Resources Corporation	90	686	A

		1,536

Total Common Stock and Equity Interests (Identified Cost — $47,064)		70,198

	Shares/Par	Value

Repurchase Agreements — 2.1%
Bank of America 2%, dated 12/31/04, to be repurchased at $739 on 1/3/05 (Collateral: $685 Fannie Mae notes, 6%, due 5/15/11, value $760)	$739	$739
Goldman, Sachs & Company 2.18%, dated 12/31/04, to be repurchased at $738 on 1/3/05 (Collateral: $724 Fannie Mae mortgage-backed securities, 6%, due 11/1/34, value $757)	738	738

Total Repurchase Agreements (Identified Cost — $1,477)		1,477

Total Investments — 100.0% (Identified Cost — $48,541)		71,675
Other Assets Less Liabilities — N.M.		(14)

Net Assets — 100.0%		$71,661

Net Asset Value Per Share:
Primary Class		$14.81

Financial Intermediary Class		$15.63

A	Non-income producing.

N.M. —	Not Meaningful.

Portfolio of Investments

U.S. Small-Capitalization Value Trust

December 31, 2004 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 97.2%
Auto and Transportation — 5.5%
Aftermarket Technology Corp.	21	$340	A
Air Methods Corporation	16	137	A
American Axle & Manufacturing Holdings, Inc.	67	2,063
ArvinMeritor, Inc.	124	2,765
Asbury Automotive Group Inc.	47	644	A
Bandag, Incorporated	13	663
Bandag, Incorporated – Class A	12	537
Cooper Tire & Rubber Company	60	1,284
Dura Automotive Systems, Inc.	33	362	A
ExpressJet Holdings, Inc.	79	1,016	A
Featherlite, Inc.	0.1	1	A
Mesa Air Group Inc.	56	441	A
Monaco Coach Corporation	43	885
R & B, Inc.	6	142	A
SCS Transportation, Inc.	11	262	A
SkyWest, Inc.	84	1,693
Stoneridge, Inc.	33	493	A
Superior Industries International, Inc.	39	1,118

		14,846

Consumer Discretionary — 23.5%
Alliance Gaming Corporation	13	174	A
American Greetings Corporation	75	1,896
AnnTaylor Stores Corporation	26	562	A
Barnes & Noble, Inc.	1	42	A
Benihana Inc.	8	132	A
BJ’s Wholesale Club, Inc.	81	2,345	A
Blair Corporation	15	528
Blockbuster Inc.	80	761
Bob Evans Farms, Inc.	52	1,351
Books-A-Million, Inc.	10	95
Borders Group, Inc.	112	2,837
Brown Shoe Company, Inc.	26	785
Burlington Coat Factory Warehouse Corporation	60	1,371
Cadmus Communications Corporation	17	213

	Shares/Par	Value

Consumer Discretionary — Continued
Carriage Services, Inc.	32	$159	A
Champps Entertainment, Inc.	16	140	A
Charming Shoppes, Inc.	52	489	A
Chromcraft Revington, Inc.	11	135	A
Claire’s Stores, Inc.	7	155
Convergys Corporation	39	577	A
Correctional Services Corporation	15	43	A
CSK Auto Corporation	26	432	A
CSS Industries, Inc.	22	699
Department 56, Inc.	24	400	A
Dover Downs Gaming & Entertainment, Inc.	20	259
Duckwall-ALCO Stores, Inc.	5	95	A
Duratek, Inc.	12	309	A
Exponent, Inc.	8	209	A
Finlay Enterprises, Inc.	16	317	A
Flexsteel Industries, Inc.	11	200
Fresh Brands, Inc.	9	69	A
Friendly Ice Cream Corporation	11	89	A
Frisch’s Restaurants, Inc.	6	141
FTI Consulting, Inc.	11	228	A
Furniture Brands International, Inc.	86	2,157
GameStop Corporation	1	12	A
Genesco Inc.	38	1,193	A
Global Imaging Systems, Inc.	1	24	A
Group 1 Automotive, Inc.	34	1,055	A
Haggar Corp.	13	295
Handleman Company	46	982
Hastings Entertainment, Inc.	17	137	A
Haverty Furniture Companies, Inc.	5	96
Hollywood Entertainment Corporation	51	670	A
IKON Office Solutions, Inc.	193	2,229
Isle of Capri Casinos, Inc.	19	492	A
Jack in the Box Inc.	64	2,371	A
JAKKS Pacific, Inc.	13	290	A
Journal Register Company	22	429	A
K-Swiss Inc.	14	399

	Shares/Par	Value

Consumer Discretionary — Continued
Kellwood Company	41	$1,401
Kirkland’s, Inc.	33	401	A
Koss Corporation	2	46
La-Z-Boy Incorporated	75	1,157
Libbey Inc.	23	517
Lithia Motors, Inc.	22	579
MarineMax, Inc.	11	321	A
Maytag Corporation	116	2,452
Mity Enterprises, Inc.	5	74	A
Mossimo, Inc.	20	69	A
Mothers Work, Inc.	9	124	A
Movado Group, Inc.	27	496
Navigant International, Inc.	28	336	A
P & F Industries, Inc.	1	17	A
Papa John’s International, Inc.	30	1,026	A
PDI, Inc.	10	223	A
Pier 1 Imports, Inc.	26	512
Point.360	13	48	A
Pre-Paid Legal Services, Inc.	31	1,145
Precis, Inc.	21	55	A
Q.E.P. Co., Inc.	3	37	A
REX Stores Corporation	20	300	A
Russell Corporation	59	1,155
Ryan’s Restaurant Group Inc.	61	943	A
S&K Famous Brands, Inc.	1	20	A
School Specialty, Inc.	21	802	A
Sharper Image Corporation	22	411	A
Shoe Carnival, Inc.	18	240	A
ShopKo Stores, Inc.	53	996	A
Sonic Automotive, Inc.	43	1,076
SOURCECORP, Incorporated	23	432	A
Stage Stores, Inc.	28	1,171	A
Stanley Furniture Company, Inc.	8	369
Steven Madden, Ltd.	24	443	A
Strattec Security Corporation	6	351	A
Tandy Brands Accessories, Inc.	11	160

	Shares/Par	Value

Consumer Discretionary — Continued
The Bon-Ton Stores, Inc.	18	$276
The Buckle, Inc.	35	1,035
The Cato Corporation	36	1,046
The Gymboree Corporation	5	62	A
The Talbots, Inc.	24	645
The Toro Company	12	944
Tupperware Corporation	31	644
United Auto Group, Inc.	57	1,693
Valassis Communications, Inc.	73	2,538	A
Vertrue Incorporated	15	582	A
Waste Holdings, Inc.	24	296
Water Pik Technologies, Inc.	19	337	A
Zale Corporation	75	2,240	A

		63,311

Consumer Staples — 3.0%
Alliance Imaging, Inc.	49	552
American Italian Pasta Company	2	42
Chiquita Brands International, Inc.	60	1,324
NBTY, Inc.	45	1,088	A
Ruddick Corporation	73	1,586
Sanderson Farms, Inc.	11	467
Schweitzer-Mauduit International, Inc.	27	923
Universal Corporation	46	2,181
Weider Nutrition International, Inc.	11	47	A

		8,210

Energy — 4.9%
Berry Petroleum Company	18	849
Cimarex Energy Co.	58	2,187	A
Encore Aquisition Company	24	838	A
Energen Corporation	15	902
EnergySouth, Inc.	6	176
Forest Oil Corporation	44	1,389	A
Gulf Island Fabrication, Inc.	16	358
Plains Exploration & Production Company	71	1,844	A

	Shares/Par	Value

Energy — Continued
Stone Energy Corporation	47	$2,101	A
The Houston Exploration Company	41	2,320	A
TransMontaigne Inc.	60	370	A

		13,334

Financials — 31.7%
21st Century Insurance Group	27	370
ABC Bancorp	15	309
ACE Cash Express, Inc.	11	311	A
Advanta Corp.	15	333
Alfa Corporation	49	745
Allmerica Financial Corporation	13	433	A
American Financial Group, Inc.	52	1,631
American National Bankshares Inc.	10	232
American Shared Hospital Services	6	33
AmericanWest Bancorporation	12	248	A
AmerUs Group Co.	69	3,126
Anchor BanCorp Wisconsin, Inc.	41	1,181
Arrow Financial Corporation	4	132
Atlantic American Corporation	6	19	A
BancFirst Corporation	9	713
BancorpSouth, Inc.	40	977
California First National Bancorp	10	122
Camden National Corporation	11	434
Capital Title Group, Inc.	4	23
Ceres Group, Inc.	69	357	A
Chemical Financial Corporation	39	1,654
Cherokee Inc.	11	377
Chittenden Corporation	7	187
Clark, Inc.	27	413	A
CNA Surety Corporation	32	429	A
Columbia Banking System, Inc.	24	598
Commercial Federal Corporation	77	2,273
Community Bank System, Inc.	31	864
Community Trust Bancorp, Inc.	25	801
Corrus Bankshares, Inc.	36	1,738

	Shares/Par	Value

Financials — Continued
Delphi Financial Group, Inc.	41	$1,881
Deluxe Corporation	25	933
Direct General Corporation	25	802
Donegal Group Inc. – Class A	4	95
Donegal Group Inc. – Class B	2	46
Downey Financial Corp.	39	2,223
EMC Insurance Group, Inc.	0.3	6
FBL Financial Group, Inc.	50	1,422
First Commonwealth Financial Corporation	5	82
First Financial Corporation	0.2	7
First Financial Holdings, Inc.	9	282
First Financial Service Corporation	5	126
First M&F Corporation	5	183
First Mutual Bancshares, Inc.	6	156
First Place Financial Corp.	22	498
First United Corporation	8	170
Firstbank Corporation	1	32
FirstFed Financial Corp.	26	1,354	A
Flagstar Bancorp, Inc.	42	956
Flushing Financial Corporation	32	650
FNB Corp.	7	130
FNB Corporation	12	340
FNB Financial Services Corporation	9	211
Fremont General Corporation	107	2,692
Great American Financial Resources, Inc.	39	672
Greater Bay Bancorp	13	374
Greene County Bancshares, Inc.	4	118
Harrington West Financial Group, Inc.	8	140
Hilb, Rogal and Hamilton Company	4	127
HMN Financial, Inc.	6	195
Hudson United Bancorp	66	2,599
IBERIABANK Corporation	5	312
IndyMac Bancorp, Inc.	97	3,338
Infinity Property & Casualty Corporation	30	1,038
International Bancshares Corporation	10	402
Investment Technology Group, Inc.	37	740	A

	Shares/Par	Value

Financials — Continued
Irwin Financial Corporation	46	$1,317
ITLA Capital Corporation	7	429	A
John H. Harland Company	50	1,819
Knight Trading Group, Inc.	39	426	A
Lakeland Financial Corporation	6	222
LandAmerica Financial Group, Inc.	31	1,693
MAF Bancorp, Inc.	28	1,245
MainSource Financial Group, Inc.	9	204
Meadowbrook Insurance Group, Inc.	42	210	A
Merchants Bancshares, Inc.	4	122
National Western Life Insurance Company	4	650	A
NBT Bancorp Inc.	16	403
NCO Group, Inc.	46	1,199	A
NetBank, Inc.	86	892
North Central Bancshares, Inc.	3	104
North Valley Bancorp	11	219
Northrim BanCorp Inc.	8	190
Nymagic, Inc.	10	253
Odyssey Re Holdings Corp.	94	2,365
Ohio Casualty Corporation	16	368	A
Old Point Financial Corporation	2	55
Onyx Acceptance Corporation	8	232
Oriental Financial Group Inc.	10	274
PAB Bankshares, Inc.	14	180
Parkvale Financial Corporation	9	250
PennFed Financial Services, Inc.	1	21
Penns Woods Bancorp, Inc.	4	188
Peoples Bancorp Inc.	12	320
PFF Bancorp, Inc.	18	830
Provident Bankshares Corporation	24	879
Raymond James Financial, Inc.	10	307
Republic Bancorp, Inc.	101	1,538
Republic First Bancorp, Inc.	11	165	A
Rewards Network Inc.	36	251	A
S&T Bancorp, Inc.	8	302
Safety Insurance Group, Inc.	27	828

	Shares/Par	Value

Financials — Continued
Sierra Bancorp	6	$142
Simmons First National Corporation	8	243
Southwest Bancorp, Inc.	11	259
StanCorp Financial Group, Inc.	4	363
Sterling Financial Corporation	15	598	A
Stewart Information Services Corporation	29	1,187
Taylor Capital Group, Inc.	6	186
The Commerce Group, Inc.	57	3,455
The Navigators Group, Inc.	18	556	A
The Peoples Holding Company	3	83
Timberland Bancorp, Inc.	6	146
Triad Guaranty Inc.	20	1,207	A
TriCo Bancshares	14	317
Trustmark Corporation	50	1,541
UICI	84	2,854
Unico American Corporation	4	33	A
United Bankshares, Inc.	18	683
United Fire & Casualty Company	7	219
United Rentals, Inc.	21	403	A
United Security Bancshares, Inc.	6	194
Universal American Financial Corp.	30	459	A
Washington Banking Company	4	65
Washington Federal, Inc.	3	77
West Coast Bancorp	13	330
Westcorp	35	1,613
World Acceptance Corporation	23	619	A
WSFS Financial Corporation	4	241
Yadkin Valley Bank and Trust Company	6	91

		85,509

Health Care — 3.6%
Albany Molecular Research, Inc.	53	590	A
AMN Healthcare Services, Inc.	13	208	A
Apria Healthcare Group Inc.	71	2,340	A
Atrion Corporation	2	81
Chronimed Inc.	18	114	A

	Shares/Par	Value

Health Care — Continued
CONMED Corporation	4	$100	A
Curative Health Services, Inc.	23	159	A
First Health Group Corp.	89	1,671	A
Horizon Health Corporation	5	145	A
MedQuist Inc.	4	52	A
National Dentex Corporation	5	140	A
National Home Health Care Corp.	12	155
OCA Inc.	90	573	A
Odyssey Healthcare, Inc.	53	728	A
Owens & Minor, Inc.	51	1,428
Pediatric Services of America, Inc.	9	115	A
Sola International Inc.	41	1,140	A
Tutogen Medical, Inc.	22	56	A

		9,795

Industrials — N.M.
Teleflex Incorporated	2	94

Information Technology — 5.5%
CalAmp Corporation	40	358	A
Catalyst Semiconductor, Inc.	27	147	A
Dynamics Research Corporation	12	219	A
Emulex Corporation	72	1,208	A
En Pointe Technologies, Inc.	10	28	A
ePlus inc	17	203	A
Hi-Shear Technology Corporation	3	15	A
MEMC Electronic Materials, Inc.	117	1,553	A
OmniVision Technologies, Inc.	81	1,481	A
Pervasive Software Inc.	32	157	A
Planar Systems Inc.	12	134	A
Pomeroy Computer Resources, Inc.	11	167	A
Sensient Technologies Corporation	84	2,022
Silicon Storage Technology, Inc.	138	821	A
Standard Microsystems Corporation	9	155	A
Stonepath Group, Inc.	11	13	A

	Shares/Par	Value

Information Technology — Continued
Sybase, Inc.	8	$158	A
TESSCO Technologies Incorporated	6	85	A
The Allied Defense Group, Inc.	6	143	A
The Reynolds and Reynolds Company	22	570
TSR, Inc.	7	61
United Industrial Corporation	20	763
United Online, Inc.	89	1,023	A
Western Digital Corporation	298	3,230	A

		14,714

Materials — 7.5%
Ameron International Corporation	15	550
Bluegreen Corporation	36	720	A
Building Materials Holding Corporation	24	904
Culp, Inc.	20	136	A
Encore Wire Corporation	13	176	A
Ennis Business Forms, Inc.	2	33
Gibraltar Industries Inc.	21	500
Hercules Incorporated	122	1,810	A
Hines Horticulture, Inc.	32	110	A
Mod-Pac Corporation	2	31	A
Northwest Pipe Company	2	42	A
Perini Corporation	17	280	A
Potlatch Corporation	13	642
Quanex Corporation	15	1,022
RPM International, Inc.	43	838
Scheid Vineyards Inc.	1	8	A
Silgan Holdings Inc.	15	914
The Anderson’s Inc.	7	181
The Keith Companies, Inc.	14	245	A
The Lubrizol Corporation	56	2,068
U. S. Concrete, Inc.	4	27	A
United Defense Industries, Inc.	89	4,196	A
United-Guardian, Inc.	2	18
Universal Forest Products, Inc.	32	1,372
URS Corporation	30	947	A

	Shares/Par	Value

Materials — Continued
Webco Industries, Inc.	13	$135	A
York International Corporation	67	2,300

		20,205

Miscellaneous — N.M.
Hawkins, Inc.	11	133

Producer Durables — 3.8%
AGCO Corporation	68	1,480	A
Axcelis Technologies, Inc.	70	571	A
Beazer Homes USA, Inc.	6	804
Briggs & Stratton Corporation	32	1,326
Cascade Corporation	22	887
Craftmade International, Inc.	9	185
Dominion Homes, Inc.	4	101	A
Ducommun Incorporated	18	365	A
Ecology and Environment, Inc.	3	26
Hector Communications Corporation	6	127	A
Kulicke and Soffa Industries, Inc.	75	648	A
Mesa Laboratories, Inc.	2	22
Overland Storage Inc.	11	190	A
Rayovac Corporation	46	1,397	A
Standard Pacific Corp.	23	1,450
Standex International Corporation	17	487
Summa Industries	7	71
WCI Communities, Inc.	4	112	A

		10,249

Utilities — 8.2%
AGL Resources Inc.	83	2,762
Atmos Energy Corporation	42	1,160
Boston Communications Group, Inc.	33	308	A
Central Vermont Public Service Corporation	19	444
Chesapeake Utilities Corporation	10	262
Duquesne Light Holdings Inc.	102	1,921
Green Mountain Power Corporation	1	17

	Shares/Par	Value

Utilities — Continued
IDACORP, Inc.	22	$666
New Jersey Resources Corporation	4	186
Nicor Inc.	38	1,419
Peoples Energy Corporation	63	2,751
PNM Resources Inc.	99	2,504
South Jersey Industries, Inc.	19	1,020
Southwest Gas Corporation	4	109
TALK America Holdings, Inc.	40	262	A
The Laclede Group, Inc.	4	137
Vectren Corporation	46	1,219
WGL Holdings Inc.	81	2,489
WPS Resources Corporation	49	2,448

		22,084

Total Common Stock and Equity Interests (Identified Cost — $190,398)		262,484

	Shares/Par	Value

Repurchase Agreements — 2.8%
Bank of America 2%, dated 12/31/04, to be repurchased at $3,746 on 1/3/05 (Collateral: $3,455 Fannie Mae notes, 6%, due 5/15/11, value $3,835)	$3,745	$3,745
Goldman, Sachs & Company 2.18%, dated 12/31/04, to be repurchased at $3,746 on 1/3/05 (Collateral: $3,668 Fannie Mae mortgage-backed securities, 6%, due 11/1/34, value $3,839)	3,745	3,745

Total Repurchase Agreements (Identified Cost — $7,490)		7,490

Total Investments — 100.0% (Identified Cost — $197,888)		269,974
Other Assets Less Liabilities — N.M.		(23)

		$269,951

Net Assets — 100.0%

Net Asset Value Per Share:
Primary Class		$14.83

Institutional Class		$15.98

A	Non-income producing.

N.M. — Not meaningful.

Security Valuation
Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 — Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 — Exhibits

     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Investors Trust, Inc.
Date:   February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Investors Trust, Inc.
Date:   February 25, 2005

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer, Legg Mason Investors Trust, Inc.
Date:   February 25, 2005